Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies
Commitments and Contingencies
Legal. The Partnership is involved in various claims, lawsuits and audits by taxing authorities incidental to its business. These claims and lawsuits in the aggregate are not expected to have a material adverse effect on the Partnership’s business, financial condition, results of operations or cash flows.
Environmental. The Partnership is responsible for environmental remediation at certain sites on its gathering and processing systems, resulting primarily from releases of hydrocarbons. The Partnership’s remediation program typically involves the management of contaminated soils and may involve remediation of groundwater. Activities vary with site conditions and locations, the extent and nature of the contamination, remedial requirements and complexity. The ultimate liability and total costs associated with these sites will depend upon many factors.
The table below reflects the environmental liabilities recorded in the consolidated balance sheet at December 31, 2012 and 2011 where management believes a loss is probable and reasonably estimable. The Partnership does not have any material environmental remediation matters assessed as reasonably possible that would require disclosure in the financial statements.

	December 31, 2012	December 31, 2011
Current	$5	$—
Noncurrent	7	—
Total environmental liabilities	$12	$—

The Partnership recorded expenditures related to environmental remediation of $1 million for the year ended December 31, 2012.
Air Quality Control. The Partnership is currently negotiating settlements to certain enforcement actions by the NMED and the TCEQ. The TCEQ recently initiated a state-wide emissions inventory for the sulfur dioxide emissions from sites with reported emissions of 10 tons per year or more. If this data demonstrates that any source or group of sources may cause or contribute to a violation of the National Ambient Air Quality Standards, they must be sufficiently controlled to ensure timely attainment of the standard. This may potentially affect three SUGS recovery units in Texas. It is unclear at this time how the NMED will address the sulfur dioxide standard.
Compliance Orders from the NMED. SUGS has been in discussions with the NMED concerning allegations of violations of New Mexico air regulations related to the Jal #3 and Jal #4 facilities. The NMED has issued amended compliance orders (COs) and proposed penalties for alleged violations at Jal #4 in the amount of $1 million and at Jal #3 in the amount of $7 million. Hearings on the COs were delayed until September 2013 to allow the parties to pursue substantive settlement discussions. SUGS has meritorious defenses to the NMED claims and can offer significant mitigating factors to the claimed violations. The Partnership has recorded a liability related to the claims and will continue to assess its potential exposure to the allegations as the matter progresses.
CDM Sales Tax Audit. CDM Resource Management LLC (“CDM”), a subsidiary of the Partnership, has historically claimed the manufacturing exemption from sales tax in Texas, as is common in the industry.  The exemption is based on the fact that CDM's natural gas compression equipment is used in the process of treating natural gas for ultimate use and sale.  In a recent audit by the Texas Comptroller's office, the Comptroller has challenged the applicability of the manufacturing exemption to CDM.  The period being audited is from August 2006 to August 2007, and liability for that period is potentially covered by an indemnity obligation from CDM's prior owners.  CDM may also have liability for periods since 2008, and prospectively, if the Comptroller's challenge is ultimately successful.  An audit of the 2008 period has commenced.  In April 2013, an independent audit review agreed with the Comptroller's position.  While CDM continues to disagree with this position and intends to seek redetermination and other relief, we are unable to predict the final outcome of this matter.
In addition to the matters discussed above, the Partnership is involved in legal, tax and regulatory proceedings before various courts, regulatory commissions and governmental agencies regarding matters arising in the ordinary course of business.